Contracts with Customers	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Contracts with Customers
Note 5 - Contracts with Customers
Contract Assets and Liabilities
Our contract assets and liabilities from our contracts with customers are as follows:

	As of December 31,
(In $ millions)	2025	2024
Accrued revenue (1)	132.9	107.7
Non-current accrued revenue (2)	9.9	1.5
Total contract assets	142.8	109.2
Advances from customers (3)	(19.5)	(15.9)
Short-term deferred mobilization, demobilization and other revenue	(24.2)	(27.1)
Long-term deferred mobilization, demobilization and other revenue	(29.5)	(21.0)
Total contract liabilities (4)	(73.2)	(64.0)
(1) Accrued revenue includes $8.5 million ($1.0 million as of December 31, 2024) pertaining to the current portion of deferred demobilization revenue, $6.9 million ($20.4 million as of December 31, 2024) related to the current portion of blended rate revenue, and $1.5 million (zero as of December 31, 2024) pertaining to customer retentions, which will be received upon contract termination.
(2) Non-current accrued revenue includes $9.9 million ($1.5 million as of December 31, 2024) pertaining to the non-current portion of deferred demobilization revenue (see Note 14 - Other Non-Current Assets).
(3) Advances from customers relates to advances on four of our contracts which is to be offset against future invoices and is included in other current liabilities in our Consolidated Balance Sheets (see Note 16 - Other Current Liabilities).
(4) Balance as of December 31, 2024 includes $15.9 million in advances from customers that was previously only disclosed in Note 16 - Other Current Liabilities.
Total movements in our contract assets balances are as follows:

	For the Years Ended December 31,
(In $ millions)	2025	2024
Balance beginning of period	109.2	76.0
Performance obligations satisfied during the reporting period	138.6	94.1
Invoices issued against the contract asset balance	(109.2)	(74.5)
Unbilled demobilization revenue	17.1	(0.1)
Unbilled mobilization revenue	0.6	0.6
Change in unbilled variable rate revenue	(13.5)	13.1
Balance end of period	142.8	109.2
Total movements in our contract liabilities balances are as follows:

	For the Years Ended December 31,
(In $ millions)	2025	2024
Balance beginning of period	64.0	116.1
Amortization of revenue	(49.7)	(96.9)
Additions to deferred revenue	55.3	28.9
Change in advance from customers	3.6	15.9
Balance end of period (1)	73.2	64.0
(1) Balance as of December 31, 2024 includes $15.9 million in advances from customers that was previously only disclosed in Note 16 - Other Current Liabilities.
Timing of revenue
The Company derives its revenue from contracts with customers for the transfer of goods and services, from various activities performed both at a point in time and over time.

	For the years ended December 31,
(In $ millions)	2025	2024	2023
Over time	970.3	978.0	743.0
Point in time	50.5	32.6	28.6
Total	1,020.8	1,010.6	771.6
Revenue on existing contracts, where performance obligations are unsatisfied or partially unsatisfied as of December 31, 2025, is expected to be recognized as follows:

	For the years ending December 31,
(In $ millions)	2026	2027	2028	2029 onwards	Total
Operating revenues	671.3	186.3	97.1	8.2	962.9
Contract Costs
Deferred mobilization and contract preparation costs relate to costs incurred to prepare a rig for contract and delivery or to mobilize a rig to the drilling location. We defer pre‑operating costs, such as contract preparation and mobilization costs, and recognize such costs on a straight‑line basis, over the estimated firm period of the drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization period.

	As of December 31,
(In $ millions)	2025	2024
Current deferred mobilization and contract preparation costs	29.3	40.6
Non-current deferred mobilization and contract preparation costs (1)	29.4	39.5
Total deferred mobilization and contract preparation asset	58.7	80.1
(1) Non-current deferred mobilization and contract preparation costs are included in “Other non-current assets” in our Consolidated Balance Sheets (see Note 14 - Other Non-Current Assets).
For the year ended December 31, 2025, total deferred mobilization and contract preparation costs decreased by $21.4 million ($1.9 million in 2024), as a result of additional deferred costs of $27.6 million ($53.8 million in 2024), offset by amortization of $49.0 million ($55.7 million in 2024).
Transfers of financial assets
During the year ended December 31, 2025, the Company entered into a factoring arrangement under which certain trade accounts receivable were sold to a third-party financial institution without recourse or repurchase obligations. As part of the agreement, the Company has ongoing obligations to notify the financial institution of certain business or contractual modifications, to assign guarantees including the parent company guarantee (a guarantee from the parent of the underlying customer) to the financial institution, and obtain consents which together do not preclude effective control being transferred. The transfers met the conditions for sale accounting and, accordingly, the receivables were derecognized from our Consolidated Balance Sheets upon transfer.
The Company received cash proceeds from factoring arrangements of $23.3 million during the year ended December 31, 2025 (zero during the year ended December 31, 2024) and the fair value and carrying amount of accounts receivable derecognized net of pass-through fees during the year ended December 31, 2025 was $23.3 million (zero during the year ended December 31, 2024). The Company did not recognize any gain or loss on sale of receivables and we do not retain any beneficial interest or servicing responsibilities associated with the receivables sold.
Cash proceeds from the sale of receivables are classified as operating cash flows in the Consolidated Statements of Cash Flows.
Parent company guarantee
In connection with the factoring arrangement, the Company obtained a parent company guarantee from the parent of the underlying customer for up to $42.8 million. This guarantee was reassigned to the financial institution as part of the transaction, and the Company no longer retains any rights, obligations, or servicing responsibilities under the guarantee. The guarantee is subject to disclosure requirements but is not recognized on our Consolidated Balance Sheets, as it was received and subsequently transferred.